Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Beginning balance	₩ 172,683	₩ 384,755
Acquisition/Disposal	(48,209)	(149,238)
Dividends received	(8,639)	(59,820)	₩ (25,577)
Equity income (loss) on investments	9,560	8,339	18,765
Other comprehensive income (loss)	1,346	(5,216)	18,569
Other gain (loss)	(4,234)	(6,137)
Ending balance	122,507	172,683	384,755
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	52,750	58,852
Dividends received	(8,109)	(21,030)
Equity income (loss) on investments	5,617	8,337
Other comprehensive income (loss)	(3,747)	6,591
Ending balance	46,511	52,750	58,852
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	119,933	180,172
Acquisition/Disposal	(48,209)	(28,034)
Dividends received	(530)	(8,888)
Equity income (loss) on investments	3,943	(2,983)
Other comprehensive income (loss)	5,093	(14,197)
Other gain (loss)	(4,234)	(6,137)
Ending balance	₩ 75,996	119,933	180,172
Suzhou Raken Technology Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance		145,731
Acquisition/Disposal		(121,204)
Dividends received		(29,902)
Equity income (loss) on investments		2,985
Other comprehensive income (loss)		₩ 2,390
Ending balance			₩ 145,731